Cover	12 Months Ended
Sep. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	EpicQuest Education Group International Limited
Entity Central Index Key	0001781397
Entity File Number	001-40280
Entity Incorporation, State or Country Code	OH
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Dec. 13, 2017
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	200 N. St. Clair St
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Toledo
Entity Address, Country	VG
Entity Address, Postal Zip Code	43604
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares, $0.0016 par value per share
Trading Symbol	EEIQ
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	23,396,667
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Jianbo Zhang, CEO
Entity Address, Address Line One	200 N. St. Clair St
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Toledo
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43604
Entity Phone Fax Numbers [Line Items]
City Area Code	+1(513)
Local Phone Number	649-8350